LEASES	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
LEASES
NOTE 9: -       LEASES

The Company has entered into various operating lease agreements for certain of its offices and car leases with original lease periods expiring between 2021 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement.

Lease payments included in the measurement of the operating lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

a.	Information on leases in which the Company is a lessee:

Year ended December 31, 2019

Interest expense on lease liabilities	$302
CPI expenses on lease liabilities and right-of-use assets	1
Depreciation expenses on right-of-use assets	767
Income due to removal of lease liabilities and right-of-use assets	(2)

Total expenses	$1,068

b.	Lease extension and cancelation options:

The Company has leases that include both extension and cancelation options. These are used to maximize operational flexibility in terms of managing the assets used in the Company's operations.

The Company exercises critical judgements in deciding whether it is reasonably certain that the extension and cancelation options will be exercised.

In leaseholds for periods of 5-7 years, the Company recognizes any extension options exercised as per lease agreements in the lease period. In these leases, the Company usually exercises the lease extension option to avoid critical impairment to its operating activities in the event that an alternative asset is not available immediately upon termination of the noncancelable lease period.

In leases of motor vehicles, the Company does not include any extension options in the lease liability since the Company is not in the habit of exercising the options and does not lease vehicles for a period that exceeds 3 years (excluding any extension option).

Moreover, the lease period subject to the termination option is accounted for as part of the lease period when it is reasonably certain that the termination option will not be exercised.

c.	Disclosures of right-of-use assets:

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2019	$3,023	$267	$3,290

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	168	168
Revaluation recognized in CPI	18	1	19

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(55)	(55)

Balance as of December 31, 2019	3,041	381	3,422

Accumulated depreciation:

Balance as of January 1, 2019	-	-	-

Additions during the year:

Depreciation	596	171	767

Disposals during the year:

Disposals of right-of-use assets	-	(16)	(16)

Balance as of December 31, 2019	596	155	751

Depreciated cost at December 31, 2019	$2,445	$226	$2,671